SHARE-BASED COMPENSATION (Details) - $ / shares				6 Months Ended	12 Months Ended
	Aug. 14, 2019	Dec. 12, 2018	Sep. 27, 2018	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Number of options outstanding, beginning				753,349	890,232	743,727
Number of options granted		50,000		733,000	0	270,000
Number of options expired/cancelled				(124,000)	(124,383)	(3,495)
Number of options exercised	(12,500)				(12,500)	(120,000)
Number of options outstanding, ending				1,362,349	753,349	890,232
Number of options exercisable				686,016	720,016	575,232
Weighted average exercise price outstanding, beginning				$ 3.30	$ 3.26	$ 3.45
Weighted average exercise price granted		$ 1.33	$ 2.19	1.68	0.00	2.03
Weighted average exercise price expired/cancelled				2.23	6.13	45.67
Weighted average exercise price exercised	$ 0.31				0.31	0.44
Weighted average exercise price outstanding, ending				2.32	3.30	3.26
Weighted average exercise price exercisable				$ 2.97	$ 3.00	$ 4.19
Weighted average remaining contractual life (in years) outstanding, beginning				2 years 4 months 24 days	3 years 3 months 18 days	3 years 9 months 18 days
Weighted average remaining contractual life (in years) granted						4 years 9 months 18 days
Weighted average remaining contractual life (in years) outstanding, ending				3 years 3 months 18 days	2 years 6 months	3 years 3 months 18 days
Weighted average remaining contractual life (in years) exercisable				2 years 1 month 6 days	2 years 4 months 24 days	2 years 6 months